Significant Accounting policies	6 Months Ended
Jun. 30, 2012
Significant Accounting policies (Abstract)
Significant Accounting policies
2.           Significant Accounting policies:

Below are described the accounting standards that are adopted in the first six months of 2012. A summary of the Company's significant accounting policies can be found in Note 2 on the Company's consolidated financial statements included in the Annual Report on Form 20-F for the fiscal year ended December 31, 2011 filed with the SEC on March 27, 2012. There have been no changes to the Company's significant accounting policies.

Comprehensive Income - Presentation of Comprehensive Income

Within the period the Company adopted the requirements of Accounting Standards Update (ASU) 2011-05, "Comprehensive Income, Presentation of Comprehensive Income (Topic 220) ", which revises the manner in which entities present comprehensive income in their financial statements. The ASU eliminated the option to present the components of other comprehensive income as part of the statement of changes in stockholders' equity and requires the entities to report components of comprehensive income in either (i) a continuous statement of comprehensive income or (ii) two separate but consecutive statements.  The Company has elected to report two separate but consecutive statements and accordingly statements of comprehensive income/ (loss) for the six month periods ended June 30, 2011 and 2012 are presented in Company's consolidated unaudited interim financial statements. As this accounting standard only requires enhanced disclosure, the adoption of this standard will not impact the Company's financial position or results of operations.